INVESTMENTS IN DEBT, EQUITY SECURITIES AND OTHER INVESTMENTS	12 Months Ended
Mar. 31, 2012
INVESTMENTS IN DEBT, EQUITY SECURITIES AND OTHER INVESTMENTS

3. INVESTMENTS IN DEBT, EQUITY SECURITIES AND OTHER INVESTMENTS

Available-for-sale securities are recorded at fair value, with unrealized gains and losses excluded from income and reported in other comprehensive income, net of tax. Held-to-maturity securities are recorded at amortized cost. Non-marketable equity securities are accounted by the cost method.

Gross unrealized gains on equity securities which derived from a fluctuation in the market value of the shares of KDDI Corporation (KDDI) at March 31, 2011 and 2012 are as follows:

	March 31,
	2011	2012
	(Yen in millions)
Gross unrealized gains on shares of KDDI	¥45,893	¥57,919

Other-than-temporary loss on debt and equity securities for the years ended March 31, 2010, 2011 and 2012 are as follows:

	Years ended March 31,
	2010	2011	2012
	(Yen in millions)
Other-than-temporary loss on debt and equity securities	¥217	¥341	¥1,260

(1)	Debt and equity securities with readily determinable fair values

Investments in debt and equity securities at March 31, 2011 and 2012, included in short-term investments in debt and equity securities and in long-term investments in debt and equity securities are summarized as follows:

	March 31,
	2011				2012
	Cost*	Aggregate Fair Value	Gross Unrealized Gains	Gross Unrealized Losses	Cost*	Aggregate Fair Value	Gross Unrealized Gains	Gross Unrealized Losses
	(Yen in millions)
Available-for-sale securities:
Marketable equity securities	¥271,874	¥327,684	¥57,151	¥1,341	¥266,070	¥333,840	¥68,057	¥287
Investment trusts	3,454	3,590	225	89	3,690	3,704	145	131

Total equity securities	275,328	331,274	57,376	1,430	269,760	337,544	68,202	418

Corporate bonds	5,122	4,395	37	764	12,735	11,941	0	794
Hybrid financial instruments	11,976	11,976	—	—	—	—	—	—
Government bonds and public bonds	2,789	2,423	19	385	1,501	1,203	—	298
Other debt securities	563	554	32	41	—	—	—	—

Total debt securities	20,450	19,348	88	1,190	14,236	13,144	0	1,092

Total available-for-sale securities	295,778	350,622	57,464	2,620	283,996	350,688	68,202	1,510

Held-to-maturity securities:
Corporate bonds	51,901	52,035	208	74	54,317	54,325	123	115
Government bonds and public bonds	18,264	18,189	6	81	13,949	13,949	13	13
Others	300	300	0	—	1,000	1,000	0	—

Total held-to-maturity securities	70,465	70,524	214	155	69,266	69,274	136	128

Total	¥366,243	¥421,146	¥57,678	¥2,775	¥353,262	¥419,962	¥68,338	¥1,638

At March 31, 2012, the contractual maturities of available-for-sale and held-to-maturity securities are summarized as follows:

	March 31, 2012
	Available-for-Sale		Held-to-Maturity
	Cost*	Aggregate Fair Value	Cost*	Aggregate Fair Value
	(Yen in millions)
Due within 1 year	¥3,275	¥3,027	¥41,736	¥41,678
Due after 1 year to 5 years	9,247	8,409	27,530	27,596
Due after 5 years	1,714	1,708	—	—
Equity securities	269,760	337,544	—	—

	¥283,996	¥350,688	¥69,266	¥69,274

*	Cost represents amortized cost for held-to-maturity securities and acquisition cost for available-for-sale securities. The cost basis of the individual securities is written down to fair value as a new cost basis when other-than-temporary impairment is recognized.

Proceeds from sales of available-for-sale securities and the related gross realized gains and losses for the years ended March 31, 2010, 2011 and 2012 are as follows:

	Years ended March 31,
	2010	2011	2012
	(Yen in millions)
Proceeds from sales of available-for-sale securities	¥11,375	¥8,500	¥16,705
Gross realized gains	746	608	1,196
Gross realized losses	875	445	1,162

For the purpose of computing gains and losses, the cost of those securities is determined by the moving average method.

Kyocera’s available-for-sale securities classified by length of unrealized loss position at March 31, 2011 and 2012 are as follows:

	March 31, 2011
	within 1 year		over 1 year		Total
	Aggregate Fair Value	Gross Unrealized Losses	Aggregate Fair Value	Gross Unrealized Losses	Aggregate Fair Value	Gross Unrealized Losses
	(Yen in millions)
Marketable equity securities	¥7,170	¥1,338	¥7	¥3	¥7,177	¥1,341
Investment trusts	1,125	89	—	—	1,125	89
Corporate bonds	902	76	2,501	688	3,403	764
Government bonds and public bonds	151	14	1,250	371	1,401	385
Other debt securities	10	6	410	35	420	41

Total	¥9,358	¥1,523	¥4,168	¥1,097	¥13,526	¥2,620

	March 31, 2012
	within 1 year		over 1 year		Total
	Aggregate Fair Value	Gross Unrealized Losses	Aggregate Fair Value	Gross Unrealized Losses	Aggregate Fair Value	Gross Unrealized Losses
	(Yen in millions)
Marketable equity securities	¥2,135	¥287	¥1	¥0	¥2,136	¥287
Investment trusts	2,796	131	—	—	2,796	131
Corporate bonds	8,235	32	3,055	762	11,290	794
Government bonds and public bonds	376	1	827	297	1,203	298
Other debt securities	—	—	—	—	—	—

Total	¥13,542	¥451	¥3,883	¥1,059	¥17,425	¥1,510

At March 31, 2012, Kyocera held available-for-sale securities in unrealized loss positions of ¥1,510 million. Kyocera considered the decline in fair value of marketable equity securities were not other-than-temporary as the extent to which fair value was below the cost was minor and the duration of the decline in fair value was mostly within one year. Kyocera considered the decline in fair value of corporate bonds, government bonds and public bonds, and other debt securities were not other-than-temporary because the decline in fair value was not caused by credit loss and Kyocera would receive the full cost amount.

(2)	Other investments

Kyocera held time deposits and certificates of deposits which were due over three months to original maturity, non-marketable equity securities and long-term loans. Carrying amounts of these investments at March 31, 2011 and 2012, included in other short-term investments and in other long-term investments, are summarized as follows:

	March 31,
	2011	2012
	(Yen in millions)
Time deposits and certificates of deposits (due over 3 months)	¥201,879	¥160,796
Non-marketable equity securities	15,376	15,393
Long-term loans	147	77

Total	¥217,402	¥176,266